Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management objectives and policies [abstract]
Schedule of foreign currency risk

	SGD	TWD	EUR	AUD	USD	HKD	KRW	Others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

31 December 2017
Financial assets
Non-current financial assets	–	138	–	115	–	24	146	57	480
Trade and other receivables	1,092	70	–	460	400	564	801	1,238	4,625
Other current financial assets	737	–	221	23	10	1	129	92	1,213
Cash and cash equivalents	2,872	124	–	58	3,243	146	339	530	7,312
	4,701	332	221	656	3,653	735	1,415	1,917	13,630
Financial liabilities
Convertible preference shares	(56,854)	–	–	–	–	–	–	–	(56,854)
Interest-bearing loans and borrowings	(51,876)	–	–	–	(6,637)	–	(22)	(8)	(58,543)
Contingent settlement provision	(307)	–	–	–	–	–	–	–	(307)
Trade and other payables, excluding deferred government grants	(6,616)	(72)	(670)	(439)	(672)	(117)	(1,882)	(1,049)	(11,517)
	(115,653)	(72)	(670)	(439)	(7,309)	(117)	(1,904)	(1,057)	(127,221)

Net financial (liabilities)/assets	(110,952)	260	(449)	217	(3,656)	618	(489)	860	(113,591)
Less: Financial (liabilities)/assets denominated in the respective entities’ functional currencies	(110,952)	277	–	(33)	59	320	(489)	600	(110,218)
Currency exposure of financial liabilities net of those denominated in the respective entities’ functional currencies	–	(17)	(449)	250	(3,715)	298	–	260	(3,373)

	SGD	TWD	EUR	AUD	USD	HKD	KRW	Others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

31 December 2018
Financial assets
Non-current financial assets	–	145	–	109	–	19	143	56	472
Trade and other receivables	1,148	50	36	265	281	669	961	1,260	4,670
Other current financial assets	191	–	217	25	23	1	99	73	629
Cash and cash equivalents	808	99	–	423	295	212	378	389	2,604
Marketable securities held in trust account	–	–	–	–	15,196	–	–	–	15,196
	2,147	294	253	822	15,795	901	1,581	1,778	23,571
Financial liabilities
Interest-bearing loans and borrowings	(51,272)	–	–	–	(8,026)	–	(59)	(6)	(59,363)
Loan from shareholders	–	–	–	–	(15,188)	–	–	–	(15,188)
Trade and other payables, excluding deferred government grants	(14,480)	(939)	5,208	(1,307)	(5,975)	(1,773)	(2,265)	1,670	(19,861)
	(65,752)	(939)	5,208	(1,307)	(29,189)	(1,773)	(2,324)	1,664	(94,412)

Net financial (liabilities)/assets	(63,605)	(645)	5,461	(485)	(13,394)	(872)	(743)	3,442	(70,841)
Less: Financial (liabilities)/assets denominated in the respective entities’ functional currencies	(63,605)	222	–	524	(6,260)	591	(744)	240	(69,032)
Currency exposure of financial liabilities net of those denominated in the respective entities’ functional currencies	–	(867)	5,461	(1,009)	(7,134)	(1,463)	1	3,202	(1,809)

Schedule of foreign currency risk sensitivity

	31/12/2017	31/12/2018
	Profit before tax	Profit before tax
	US$’000	US$’000

TWD against US$
- strengthened	(2)	(87)
- weakened	2	87

EUR against US$
- strengthened	(45)	546
- weakened	45	(546)

AUD against US$
- strengthened	25	(101)
- weakened	(25)	101

USD against US$
- strengthened	(372)	(713)
- weakened	372	713

HKD against US$
- strengthened	30	(146)
- weakened	(30)	146

KRW against US$
- strengthened	–	–
- weakened	–	–

Others against US$
- strengthened	26	320
- weakened	(26)	(320)

Summary of maturity profile of the Group's financial liabilities based on contractual undiscounted payments

	One year or less	One to five years	More than five years	Total
	US$’000	US$’000	US$’000	US$’000
31 December 2017
Financial assets
Trade and other receivables	4,625	–	–	4,625
Other financial assets	1,213	480	–	1,693
Cash and cash equivalents	7,312	–	–	7,312
	13,150	480	–	13,630
Financial liabilities*
Trade and other payables, excluding deferred government grants	11,292	225	–	11,517
Interest-bearing loans and borrowings	31,430	18,055	15,755	65,240
Contingent settlement provision	–	307	–	307
	42,722	18,587	15,755	77,064

Net financial liabilities	(29,572)	(18,107)	(15,755)	(63,434)

31 December 2018
Financial assets
Trade and other receivables	4,670	–	–	4,670
Other financial assets	629	472	–	1,101
Cash and cash equivalents	2,604	–	–	2,604
Marketable securities held in trust account	15,196	–	–	15,196
	23,099	472	–	23,571
Financial liabilities
Trade and other payables, excluding deferred government grants	19,579	282	–	19,861
Interest-bearing loans and borrowings	43,595	7,377	14,897	65,869
Loan from shareholders	15,188	–	–	15,188
	78,362	7,659	14,897	100,918

Net financial liabilities	(55,263)	(7,187)	(14,897)	(77,347)

*	Excludes convertible preference shares because redemption is unlikely, attributable to the expected business combination.

	Loans and receivables	Financial liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
	US$’000	US$’000	US$’000	US$’000
31 December 2017
Financial assets Current
Trade and other receivables	4,625	–	–	4,625
Other current financial assets	1,213	–	–	1,213
Cash and cash equivalents	7,312	–	–	7,312
	13,150	–	–	13,150
Non-current
Non-current financial assets	480	–	–	480
Total financial assets	13,630	–	–	13,630

Financial liabilities
Current
Trade and other payables, excluding deferred government grants	–	–	11,292	11,292
Interest-bearing loans and borrowings	–	–	29,808	29,808
	–	–	41,100	41,100
Non-current
Interest-bearing loans and borrowings	–	–	28,735	28,735
Convertible preference shares	–	56,854	–	56,854
Trade and other payables, excluding deferred government grants	–	–	225	225
Contingent settlement provision	–	–	307	307
Total financial liabilities	–	56,854	70,367	127,221

	Amortized costs	Financial liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
	US$’000	US$’000	US$’000	US$’000
31 December 2018
Financial assets Current
Marketable securities held in trust account	15,196	–	–	15,196
Trade and other receivables	4,670	–	–	4,670
Other current financial assets	629	–	–	629
Cash and cash equivalents	2,604	–	–	2,604
	23,099	–	–	23,099
Non-current
Non-current financial assets	472	–	–	472
Total financial assets	23,571	–	–	23,571

Financial liabilities
Current
Trade and other payables, excluding deferred government grants	–	–	19,579	19,579
Interest-bearing loans and borrowings	–	–	42,147	42,147
	–	–	61,726	61,726
Non-current
Interest-bearing loans and borrowings	–	–	17,216	17,216
Loan from shareholders	–	–	15,188	15,188
Trade and other payables, excluding deferred government grants	–	–	282	282
Total financial liabilities	–	–	94,412	94,412